RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Due to related party towards the services in connection with development							$ 715,902	$ 1,355,894
Development and regulatory approval expenses		$ 299,898	$ 413,325		$ 380,363	$ 3,161,306	3,853,919	3,835,703
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party towards the services in connection with development							0	523,767
Due to related party towards overhead cost reimbursement							145,733	212,032
Life Science Biosensor Diagnostics Pty Ltd [Member]
Related Party Transaction [Line Items]
Development and regulatory approval expenses	$ 500,000							500,000
Overhead reimbursements payable							9,054	$ 13,323
BiosensX [Member]
Related Party Transaction [Line Items]
Development and regulatory approval expenses							$ 2,600,000
December 2022 Private Placement [Member] | Chief Financial Officer And Director [Member]
Related Party Transaction [Line Items]
Funds raised, rate				15.10%
December 2022 Private Placement [Member] | Sakiris [Member]
Related Party Transaction [Line Items]
Investment				$ 19,991
December 2022 Private Placement [Member] | Kostandas [Member]
Related Party Transaction [Line Items]
Investment				$ 13,327
Life Science Biosensor Diagnostics Pty Ltd [Member]
Related Party Transaction [Line Items]
Remaining amount payble to related party					$ 8,821	9,833
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party						$ 145,733